Stock-Based Compensation - Summary of Stock Options Activity Under the Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Share-based Payment Arrangement, Disclosure [Abstract]
Outstanding, Options Available to Grant, Beginning balance	8,671,812	8,371,662	8,371,662
Granted, Options Available to Grant			(1,545,000)
Exercised, Options Available to Grant			0
Cancelled, Options Available to Grant			1,845,150
Outstanding, Options Available to Grant, Ending balance			8,671,812
Outstanding, Number of Options Outstanding, Beginning balance	34,522,687	35,371,809	35,371,809
Granted, Number of Options Outstanding	5,397,344	1,545,000	1,545,000
Exercised, Number of Options Outstanding			(548,972)
Cancelled, Number of Options Outstanding			(1,845,150)
Outstanding, Ending balance, Number of Options Outstanding			34,522,687
Vested and exercisable, Number of Options Outstanding			30,442,623
Vested and expected to vest, Number of Options Outstanding			34,372,687
Outstanding, Weighted Average Exercise Price, Beginning balance	$ 0.28	$ 0.27	$ 0.27
Granted, Weighted Average Exercise Price	$ 0.51	$ 0.47	0.47
Exercised, Weighted Average Exercise Price			0.18
Cancelled, Weighted Average Exercise Price			0.39
Outstanding, Weighted Average Exercise Price, Ending balance			0.28
Vested and exercisable, Weighted Average Exercise Price			0.25
Vested and expected to vest, Weighted Average Exercise Price			$ 0.28
Outstanding, Weighted Average Remaining Contractual Terms (Years)			5 years 25 days
Vested and exercisable, Weighted Average Remaining Contractual Terms (Years)			4 years 7 months 17 days
Vested and expected to vest, Weighted Average Remaining Contractual Terms (Years)			5 years 18 days
Outstanding, Aggregate Intrinsic Value			$ 7,095
Vested and exercisable, Aggregate Intrinsic Value			7,052
Vested and expected to vest, Aggregate Intrinsic Value			$ 7,095